Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Cash at bank and on hand	€ 58,464	€ 96,608	€ 19,012	€ 2,308
Restricted cash at bank	€ 7,000	€ 0	€ 0